Customer List Intangible Assets - Schedule of Carrying Value of the Intangible Assets (Details) - Consumer CLEC Business - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets [Line Items]
Net Carrying Value	$ 13,438	$ 14,452	$ 19,038
Customer Lists
Finite Lived Intangible Assets [Line Items]
Gross Cost	34,501	34,501	34,501
Accumulated Amortization	21,063	20,049	15,463
Net Carrying Value	$ 13,438	$ 14,452	$ 19,038